Revenue (Details) - Schedule of identified below, some of our customers - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk	39.00%	57.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk	4.60%	12.90%